Financial risk - Macroeconomic assumptions by country (Details)	Dec. 31, 2021	Dec. 31, 2020
Central | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.70%	0.70%
ComEx Growth Index (Var.%)	9.50%	4.00%
Central | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.%)	4.60%	1.40%
ComEx Growth Index (Var.%)	10.70%	4.60%
Central | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.00%	0.20%
ComEx Growth Index (Var.%)	9.40%	3.50%
Central | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.40%	1.50%
ComEx Growth Index (Var.%)	12.40%	6.40%
Central | Dominican Republic
Disclosure of financial assets [line items]
GDP Growth (Var.%)	6.20%	4.80%
ComEx Growth Index (Var.%)	11.00%	9.50%
Central | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.50%	2.50%
ComEx Growth Index (Var.%)	8.10%	4.20%
Central | Peru
Disclosure of financial assets [line items]
GDP Growth (Var.%)	4.90%	1.40%
ComEx Growth Index (Var.%)	11.70%	5.10%
Central | Ecuador
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.30%	(0.20%)
ComEx Growth Index (Var.%)	8.70%	2.70%
Upside | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.70%	1.70%
ComEx Growth Index (Var.%)	13.00%	7.50%
Upside | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.%)	5.70%	2.50%
ComEx Growth Index (Var.%)	13.70%	7.60%
Upside | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.%)	4.00%	1.20%
ComEx Growth Index (Var.%)	13.40%	7.50%
Upside | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.%)	4.50%	2.60%
ComEx Growth Index (Var.%)	15.90%	9.90%
Upside | Dominican Republic
Disclosure of financial assets [line items]
GDP Growth (Var.%)	7.40%	6.00%
ComEx Growth Index (Var.%)	14.50%	13.00%
Upside | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.%)	4.50%	3.50%
ComEx Growth Index (Var.%)	11.10%	7.20%
Upside | Peru
Disclosure of financial assets [line items]
GDP Growth (Var.%)	5.90%	2.40%
ComEx Growth Index (Var.%)	15.20%	8.60%
Upside | Ecuador
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.30%	0.80%
ComEx Growth Index (Var.%)	11.70%	5.70%
Downside | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.30%	(0.70%)
ComEx Growth Index (Var.%)	5.50%	0.00%
Downside | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.30%	0.10%
ComEx Growth Index (Var.%)	7.20%	1.10%
Downside | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.80%	(1.00%)
ComEx Growth Index (Var.%)	4.90%	(1.00%)
Downside | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.20%	0.30%
ComEx Growth Index (Var.%)	8.40%	2.40%
Downside | Dominican Republic
Disclosure of financial assets [line items]
GDP Growth (Var.%)	4.90%	3.50%
ComEx Growth Index (Var.%)	7.00%	5.50%
Downside | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.30%	1.30%
ComEx Growth Index (Var.%)	4.60%	0.70%
Downside | Peru
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.70%	0.20%
ComEx Growth Index (Var.%)	7.70%	1.10%
Downside | Ecuador
Disclosure of financial assets [line items]
GDP Growth (Var.%)	0.80%	(1.70%)
ComEx Growth Index (Var.%)	5.20%	(0.80%)